EARNINGS PER SHARE - Basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EARNINGS PER SHARE
Basic earnings per share (in dollars)	€ (1.87)	€ (2.41)	€ 1.28
Diluted earnings per share (in dollars)	€ (1.87)	€ (2.41)	€ 1.28
Reconciliations of earnings used in calculating earnings per share
Profit / (Loss) from continuing operations as presented in the statement of profit or loss	€ (71,042)	€ (84,111)	€ 36,868
Weighted average number of shares used as the denominator
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted earnings per share	38,062,427	34,935,357	28,725,000
Potentially dilutive shares	1,250,000